Commitments and Contingencies Level 1 (Notes)	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Commitments and Contingencies

We have various non-cancelable, long-term operating leases for office space and equipment. In addition, we are committed under various contractual agreements to pay for broadcast rights and for other services that include talent, research, news and weather services. The approximate aggregate future minimum obligations under such operating leases and contractual agreements for the five years after December 31, 2010 and thereafter, are set forth below:

		Leases		Broadcast	Other
Year	Total	Capital	Operating	Rights	Services
2011	$124,028	$640	$2,870	$110,540	$9,978
2012	101,413	—	2,856	91,372	7,185
2013	84,790	—	2,821	81,525	444
2014	76,450	—	2,917	73,369	164
2015	79,593	—	3,153	76,271	169
Thereafter	206,091	—	12,302	193,789	—
	$672,365	$640	$26,919	$626,866	$17,940

Rent expense charged to operations for the year ended December 31, 2010, the period from April 24, 2009 to December 31, 2009 and January 1, 2009 to April 23, 2009 and the year ended December 31, 2008 was $3,310, $2,206, $1,020, and $2,924, respectively.

Included in Broadcast Rights in the table above are commitments due to CBS Radio and its affiliates pursuant to the agreements described in Note 4 - Related Party Transactions.

We are subject, from time to time, to various claims, lawsuits, and other complaints arising in the ordinary course of business. We routinely monitor claims such as these, and record provisions for losses to the extent a claim becomes probable and the amount due is estimable. For matters that have reached the threshold of probable and estimable, we have established reserves for these contingent liabilities.

Commitments - Discontinued Operations

Our discontinued operations had various non-cancelable, long-term operating leases for office space and equipment. In addition, our discontinued operations were committed under various contractual agreements to pay for broadcast rights and for other services. The approximate aggregate future minimum obligations under such operating leases and contractual agreements for the five years after December 31, 2010 and thereafter, are set forth below:

		Leases	Broadcast	Other
Year	Total	Operating	Rights	Services
2011	$12,322	$4,829	$5,125	$2,368
2012	9,887	4,662	5,225	—
2013	8,497	4,522	3,975	—
2014	3,681	3,681	—	—
2015	2,983	2,983	—	—
Thereafter	7,298	7,298	—	—
	$44,668	$27,975	$14,325	$2,368

Rent expense for discontinued operations for the year ended December 31, 2010, the periods from April 24, 2009 to December 31, 2009 and January 1, 2009 to April 23, 2009 and the year ended December 31, 2008 was $5,931, $4,082, $2,251, and $7,762, respectively.